Dividend income (Tables)	12 Months Ended
Dec. 31, 2017
Dividend income Abstract
Detail of Income from dividends

	Millions of euros
	2017	2016	2015
Dividend income classified as:
Financial assets held for trading	234	217	266
Financial assets available-for-sale	150	196	189
	384	413	455